Stockholders’ Equity - Schedule of Summarizes the Stock Warrant Activity (Details) - Warrant [Member] - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Summarizes the Stock Warrant Activity [Line Items]
Outstanding and exercisable, Warrants
Outstanding and exercisable, Weighted- Average Exercise Price Per Share
Granted, Warrants	1,650,000	14,564,000
Granted, Weighted- Average Exercise Price Per Share	$ 2.82	$ 11.5
Exercised, Warrants
Exercised, Weighted- Average Exercise Price Per Share
Forfeited, Warrants	(300,000)
Forfeited, Weighted- Average Exercise Price Per Share	$ 11.5
Expired, Warrants
Expired, Weighted- Average Exercise Price Per Share
Outstanding, Warrants		14,564,000
Outstanding, Weighted- Average Exercise Price Per Share		$ 11.5
Outstanding and expected to vest, Warrants	15,914,000
Outstanding and expected to vest, Weighted- Average Exercise Price Per Share	$ 10.69